787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 18, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Specialty Series

Post-Effective Amendment No. 67 under the Securities Act of 1933 and Amendment No. 67 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 333-111662 and File No. 811-21482)

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 67 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to AIG Income Explorer Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on September 19, 2019.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8427.

Sincerely,

/s/ Allison H. Schwartz
Allison H. Schwartz

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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